Average Annual Total Returns		12 Months Ended	17 Months Ended	25 Months Ended	30 Months Ended	32 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
First Eagle Global Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.20%					6.37%		6.42%
First Eagle Global Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.82%					5.27%		5.34%
First Eagle Global Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.52%					4.84%		4.93%
First Eagle Global Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.95%					6.65%		6.16%
First Eagle Global Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.04%					7.73%		7.24%
First Eagle Global Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.14%					7.81%	7.36%
Performance Inception Date	Mar. 01, 2017
First Eagle Global Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%					11.17%	11.23%	9.95%
First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.81%					2.81%		4.08%
First Eagle Overseas Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.36%)					1.79%		3.21%
First Eagle Overseas Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.48%					2.06%		3.14%
First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.40%					3.10%		3.85%
First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.42%					4.15%		4.91%
First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.52%					4.23%	4.62%
Performance Inception Date	Mar. 01, 2017
First Eagle Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%					4.73%	6.08%	5.20%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.82%					8.40%		7.52%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.18%					6.82%		5.65%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.96%					6.40%		5.60%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.78%					8.70%		7.26%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.97%					9.82%		8.37%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		15.97%					9.87%	8.91%
Performance Inception Date	Mar. 01, 2017
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%					14.53%	14.30%	13.10%
First Eagle Gold Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.80%					5.70%		6.27%
First Eagle Gold Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.15%					5.23%		6.03%
First Eagle Gold Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.28%					4.36%		5.01%
First Eagle Gold Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.48%					6.01%		6.00%
First Eagle Gold Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.59%					7.07%		7.10%
First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		10.70%					7.16%	6.48%
Performance Inception Date	Mar. 01, 2017
First Eagle Gold Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%					11.17%	11.23%	9.95%
First Eagle Gold Fund | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.62%					1.17%	3.60%	6.15%
First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.29%					3.96%		4.69%
First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.23%					2.79%		3.67%
First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.29%					2.77%		3.38%
First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.77%					4.23%		4.43%
First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.88%					5.29%		5.49%
First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.97%					5.36%	5.54%
Performance Inception Date	Mar. 01, 2017
First Eagle Global Income Builder Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%					11.17%	11.23%	9.95%
First Eagle Global Income Builder Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%					(0.33%)	1.20%	1.35%
First Eagle Global Income Builder Fund | 60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.45%					6.72%	7.37%	6.67%
First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.58%					6.76%		4.55%
First Eagle Rising Dividend Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.40%					4.22%		2.33%
First Eagle Rising Dividend Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.98%					4.67%		3.01%
First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		12.47%					7.04%		4.30%
First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		14.60%					8.13%		5.38%
First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		14.60%					8.14%	6.55%
Performance Inception Date	Mar. 01, 2017
First Eagle Rising Dividend Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%					14.53%	14.30%	13.10%
First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.84%			(0.42%)
Performance Inception Date	Jul. 01, 2021
First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.49%				2.06%
Performance Inception Date	Apr. 27, 2021
First Eagle Small Cap Opportunity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.03%				1.69%
First Eagle Small Cap Opportunity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.04%				1.47%
First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.49%			1.30%
Performance Inception Date	Jul. 01, 2021
First Eagle Small Cap Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%			11.06%	12.73%
First Eagle Small Cap Opportunity Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%			2.02%	3.10%
First Eagle Small Cap Opportunity Fund | Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%			0.39%	1.49%
First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	3.95%
Performance Inception Date	Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	3.72%
First Eagle U.S. Smid Cap Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	3.00%
First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.51%	6.52%
Performance Inception Date	Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		11.61%	6.51%
Performance Inception Date	Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	15.99%
First Eagle U.S. Smid Cap Opportunity Fund | Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	6.57%
First Eagle U.S. Smid Cap Opportunity Fund | Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%	7.03%
First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.53%)		1.86%
Performance Inception Date	Nov. 30, 2021
First Eagle Global Real Assets Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.50%)		1.29%
First Eagle Global Real Assets Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.76%)		1.32%
First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.85%		3.83%
Performance Inception Date	Nov. 30, 2021
First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.76%		3.82%
Performance Inception Date	Nov. 30, 2021
First Eagle Global Real Assets Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%		6.66%
First Eagle Global Real Assets Fund | Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense)
Prospectus [Line Items]
Average Annual Return, Percent		2.85%		4.24%
First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.69%					3.27%		3.66%
First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.87%					3.44%		3.38%
First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.95%					4.49%		4.43%
First Eagle High Yield Municipal Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.81%					2.88%		2.40%
First Eagle High Yield Municipal Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.24%					2.94%		2.56%
First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.23%					4.56%	4.36%
Performance Inception Date	Mar. 01, 2017
First Eagle High Yield Municipal Fund | S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.63%					2.38%	3.96%	4.08%
First Eagle High Yield Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%					2.56%	3.55%	3.36%